INCOME TAX AND SOCIAL CONTRIBUTION (Details)	12 Months Ended
Dec. 31, 2024
Central America And Caribbean [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected nominal rates	15.00%
Central America And Caribbean [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Expected nominal rates	27.00%
Latin America South [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected nominal rates	10.00%
Latin America South [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Expected nominal rates	35.00%
Country Of Canada [Member]
IfrsStatementLineItems [Line Items]
Expected nominal rates	26.50%
Luxembourg [Member]
IfrsStatementLineItems [Line Items]
Expected nominal rates	24.94%